Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The information below presents the relationship between the compensation of our principal executive officer (“PEO”) and our other named executive officers (“Non-PEO NEOs”) and certain performance measures in accordance with Item 402(v) of Regulation S-K. For a discussion of our compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (in thousands) ($)	Core FFO per Share on a Fully- Diluted Basis(6) ($)
2023	4,581,607	4,473,852	2,108,839	2,064,389	71	89	21,060	1.14
2022	4,125,176	1,508,380	2,053,135	939,493	70	83	35,562	1.28
2021	4,988,474	4,627,666	2,448,083	2,302,922	106	107	33,957	1.31
2020	4,214,702	2,881,942	2,242,406	1,632,911	100	86	13,528	N/A
(1)
For all periods presented, our PEO was Mr. Trimble. For 2021, 2022 and 2023, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate, and Ms. Marino. For 2020, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate and Ms. Bernard.

(2)
Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Trimble during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards(a) ($)	Fair Value of Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	4,581,607	(2,067,726)	1,959,971	4,473,852
2022	4,125,176	(2,064,957)	(551,839)	1,508,380
2021	4,988,474	(2,063,297)	1,702,489	4,627,666
2020	4,214,702	(1,652,210)	319,450	2,881,942
(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2023	902,534	(62,924)	1,008,591	(71,847)	—	183,617	1,959,971
2022	1,018,945	(1,143,017)	—	(558,348)	—	130,581	(551,839)
2021	2,127,304	(561,405)	—	35,910	—	100,680	1,702,489
2020	1,693,530	(1,515,183)	—	75,873	—	65,230	319,450
(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

(3)
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Trimble as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Trimble) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards(a) ($)	Average Fair Value of Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,108,839	(894,918)	850,468	2,064,389
2022	2,053,135	(893,702)	(219,940)	939,493
2021	2,448,083	(904,613)	759,452	2,302,922
2020	2,242,406	(733,352)	123,857	1,632,911
(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2023	827,142	(41,584)	—	(15,481)	—	80,391	850,468
2022	440,993	(490,446)	—	(227,904)	—	57,417	(219,940)
2021	931,653	(229,037)	—	14,971	—	41,865	759,452
2020	751,692	(690,701)	—	33,794	—	29,072	123,857
(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

(4)
TSR is calculated assuming a $100 investment in the Company and the peer group on December 31, 2019, and assuming the reinvestment of any dividends during the applicable measurement period, calculated through the end of the year shown based on share prices or index values, as applicable.

(5)
For each year, represents the TSR for the 2023 benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Brandywine Realty Trust, CoreTrust REIT, Inc., COPT Defense Properties, DiamondRock Hospitality Company, Elme Communities (formerly known as Washington Real Estate Investment Trust), Kite Realty Group Trust, LTC Properties, Inc., Piedmont Office Realty Trust, Inc., Retail Opportunity Investment Corp., Terreno Realty Corporation and Xenia Hotels and Resorts, Inc. As described in “Compensation Discussion and Analysis,” the 2023 benchmarking peer group is identical to the peer group we used for compensation benchmarking purposes in 2022, with the addition of Realty Opportunity Investments Corp. because its total capitalization fit our size criteria. If we had continued to use the same peer group as we did in 2022, Peer Group Total Shareholder Return would be $89 for 2023, $83 for 2022, $107 for 2021 and $86 for 2020.

(6)
As required by Item 402(v) of Regulation S-K, the Company has identified Core FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance for 2023. Fifty percent of the objective component of the Company’s annual incentive cash bonus program for 2023 was based on the Company’s achievement of Core FFO per share on a fully diluted basis. In addition, the Company considers Core FFO per share on a fully diluted basis to be a meaningful Company measure because it excludes various items in net income that do not relate to or are not indicative of the operating performance of the ownership and management of Company assets. The Company, however, did not begin reporting Core FFO financial results until 2022, when it publicly disclosed 2021 and 2022 Core FFO per share on a fully diluted basis, and did not use Core FFO in its annual incentive cash bonus program until 2023. As such, the Company’s Core FFO per share on a fully diluted basis results for the year ending December 31, 2020 is not available. In addition, in its 2023 proxy statement relating to 2022 performance, the Company instead identified FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance as required by Item 402(v) of Regulation S-K. For comparison to the Core FFO results reported above, the Company achieved FFO per share on a fully diluted basis of $1.13 for 2023, $1.27 for 2022, $1.31 for 2021 and $1.26 for 2020. Refer to Appendix A to this proxy statement for more information regarding Core FFO per share on a fully diluted basis and FFO per share on a fully diluted basis.

Company Selected Measure Name	Core FFO per share on a fully diluted basis
Named Executive Officers, Footnote
(1)
For all periods presented, our PEO was Mr. Trimble. For 2021, 2022 and 2023, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate, and Ms. Marino. For 2020, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate and Ms. Bernard.

Peer Group Issuers, Footnote
(5)
For each year, represents the TSR for the 2023 benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Brandywine Realty Trust, CoreTrust REIT, Inc., COPT Defense Properties, DiamondRock Hospitality Company, Elme Communities (formerly known as Washington Real Estate Investment Trust), Kite Realty Group Trust, LTC Properties, Inc., Piedmont Office Realty Trust, Inc., Retail Opportunity Investment Corp., Terreno Realty Corporation and Xenia Hotels and Resorts, Inc. As described in “Compensation Discussion and Analysis,” the 2023 benchmarking peer group is identical to the peer group we used for compensation benchmarking purposes in 2022, with the addition of Realty Opportunity Investments Corp. because its total capitalization fit our size criteria. If we had continued to use the same peer group as we did in 2022, Peer Group Total Shareholder Return would be $89 for 2023, $83 for 2022, $107 for 2021 and $86 for 2020.

Changed Peer Group, Footnote
(5)
For each year, represents the TSR for the 2023 benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Brandywine Realty Trust, CoreTrust REIT, Inc., COPT Defense Properties, DiamondRock Hospitality Company, Elme Communities (formerly known as Washington Real Estate Investment Trust), Kite Realty Group Trust, LTC Properties, Inc., Piedmont Office Realty Trust, Inc., Retail Opportunity Investment Corp., Terreno Realty Corporation and Xenia Hotels and Resorts, Inc. As described in “Compensation Discussion and Analysis,” the 2023 benchmarking peer group is identical to the peer group we used for compensation benchmarking purposes in 2022, with the addition of Realty Opportunity Investments Corp. because its total capitalization fit our size criteria. If we had continued to use the same peer group as we did in 2022, Peer Group Total Shareholder Return would be $89 for 2023, $83 for 2022, $107 for 2021 and $86 for 2020.

PEO Total Compensation Amount	$ 4,581,607	$ 4,125,176	$ 4,988,474	$ 4,214,702
PEO Actually Paid Compensation Amount	$ 4,473,852	1,508,380	4,627,666	2,881,942
Adjustment To PEO Compensation, Footnote
(2)
Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Trimble during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards(a) ($)	Fair Value of Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2023	4,581,607	(2,067,726)	1,959,971	4,473,852
2022	4,125,176	(2,064,957)	(551,839)	1,508,380
2021	4,988,474	(2,063,297)	1,702,489	4,627,666
2020	4,214,702	(1,652,210)	319,450	2,881,942
(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2023	902,534	(62,924)	1,008,591	(71,847)	—	183,617	1,959,971
2022	1,018,945	(1,143,017)	—	(558,348)	—	130,581	(551,839)
2021	2,127,304	(561,405)	—	35,910	—	100,680	1,702,489
2020	1,693,530	(1,515,183)	—	75,873	—	65,230	319,450
(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 2,108,839	2,053,135	2,448,083	2,242,406
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,064,389	939,493	2,302,922	1,632,911
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Trimble as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Trimble) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards(a) ($)	Average Fair Value of Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,108,839	(894,918)	850,468	2,064,389
2022	2,053,135	(893,702)	(219,940)	939,493
2021	2,448,083	(904,613)	759,452	2,302,922
2020	2,242,406	(733,352)	123,857	1,632,911
(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2023	827,142	(41,584)	—	(15,481)	—	80,391	850,468
2022	440,993	(490,446)	—	(227,904)	—	57,417	(219,940)
2021	931,653	(229,037)	—	14,971	—	41,865	759,452
2020	751,692	(690,701)	—	33,794	—	29,072	123,857
(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Financial Performance
The following graphs illustrate the relationship across our last four completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to our PEO and the “Average Compensation Actually Paid” to our non-PEO named executive officers and TSR, Peer Group TSR, Net Income and FFO per share on a fully diluted basis and Core FFO per share on a fully diluted basis.
Compensation Actually Paid (CAP) vs Total Shareholder Return

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Financial Performance
The following graphs illustrate the relationship across our last four completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to our PEO and the “Average Compensation Actually Paid” to our non-PEO named executive officers and TSR, Peer Group TSR, Net Income and FFO per share on a fully diluted basis and Core FFO per share on a fully diluted basis.
Compensation Actually Paid (CAP) vs Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Financial Performance
The following graphs illustrate the relationship across our last four completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to our PEO and the “Average Compensation Actually Paid” to our non-PEO named executive officers and TSR, Peer Group TSR, Net Income and FFO per share on a fully diluted basis and Core FFO per share on a fully diluted basis.
Compensation Actually Paid (CAP) vs FFO per Share, on a Fully Diluted Basis /
Core FFO per Share on a Fully Diluted Basis

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Financial Performance
The following graphs illustrate the relationship across our last four completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to our PEO and the “Average Compensation Actually Paid” to our non-PEO named executive officers and TSR, Peer Group TSR, Net Income and FFO per share on a fully diluted basis and Core FFO per share on a fully diluted basis.
Compensation Actually Paid (CAP) vs Total Shareholder Return

Tabular List, Table
Tabular List of Performance Measures
For purposes of the rule, we have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2023, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.
Performance Measures
•	Core FFO Per Share, on a fully-diluted basis;
•	Occupancy percentage;
•	Adjusted net debt to annualized quarterly pro forma EBITDA
•	TSR relative to the FTSE Nareit Equity REITs Index and to the FTSE Nareit Office REITs Index and as adjusted for the change in price of a zero-coupon 10-year Treasury note; and
•
Individual performance criteria including consideration of such criteria as operational leadership, leasing and acquisition activities, debt and equity capital market activities, management of the balance sheet, joint venture activities and advancement of ESG objectives.

Total Shareholder Return Amount	$ 71	70	106	100
Peer Group Total Shareholder Return Amount	89	83	107	86
Net Income (Loss)	$ 21,060,000	$ 35,562,000	$ 33,957,000	$ 13,528,000
Company Selected Measure Amount | $ / shares	1.14	1.28	1.31
PEO Name	Mr. Trimble	Mr. Trimble	Mr. Trimble	Mr. Trimble
Previous Peer Group Total Shareholder Return Amount	$ 89	$ 83	$ 107	$ 86
Percent of Objective Component of Bonus Program Based on Achievement of Company Selected Measure	50.00%
FFO Per Share on a Fully Diluted Basis | $ / shares	$ 1.13	$ 1.27	$ 1.31	$ 1.26
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO Per Share, on a fully-diluted basis
Non-GAAP Measure Description
(6)
As required by Item 402(v) of Regulation S-K, the Company has identified Core FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance for 2023. Fifty percent of the objective component of the Company’s annual incentive cash bonus program for 2023 was based on the Company’s achievement of Core FFO per share on a fully diluted basis. In addition, the Company considers Core FFO per share on a fully diluted basis to be a meaningful Company measure because it excludes various items in net income that do not relate to or are not indicative of the operating performance of the ownership and management of Company assets. The Company, however, did not begin reporting Core FFO financial results until 2022, when it publicly disclosed 2021 and 2022 Core FFO per share on a fully diluted basis, and did not use Core FFO in its annual incentive cash bonus program until 2023. As such, the Company’s Core FFO per share on a fully diluted basis results for the year ending December 31, 2020 is not available. In addition, in its 2023 proxy statement relating to 2022 performance, the Company instead identified FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance as required by Item 402(v) of Regulation S-K. For comparison to the Core FFO results reported above, the Company achieved FFO per share on a fully diluted basis of $1.13 for 2023, $1.27 for 2022, $1.31 for 2021 and $1.26 for 2020. Refer to Appendix A to this proxy statement for more information regarding Core FFO per share on a fully diluted basis and FFO per share on a fully diluted basis.

Measure:: 2
Pay vs Performance Disclosure
Name	Occupancy percentage
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted net debt to annualized quarterly pro forma EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	TSR relative to the FTSE Nareit Equity REITs Index and to the FTSE Nareit Office REITs Index and as adjusted for the change in price of a zero-coupon 10-year Treasury note
Measure:: 5
Pay vs Performance Disclosure
Name	Individual performance criteria including consideration of such criteria as operational leadership, leasing and acquisition activities, debt and equity capital market activities, management of the balance sheet, joint venture activities and advancement of ESG objectives.
PEO | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,067,726)	$ (2,064,957)	$ (2,063,297)	$ (1,652,210)
PEO | Fair Value of Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,959,971	(551,839)	1,702,489	319,450
PEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	902,534	1,018,945	2,127,304	1,693,530
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,924)	(1,143,017)	(561,405)	(1,515,183)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,008,591	0	0	0
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,847)	(558,348)	35,910	75,873
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or other Earnings Paid on Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,617	130,581	100,680	65,230
Non-PEO NEO | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(894,918)	(893,702)	(904,613)	(733,352)
Non-PEO NEO | Fair Value of Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	850,468	(219,940)	759,452	123,857
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,142	440,993	931,653	751,692
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,584)	(490,446)	(229,037)	(690,701)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,481)	(227,904)	14,971	33,794
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 80,391	$ 57,417	$ 41,865	$ 29,072